Deconsolidation of Maxus Entities - Additional Information (Detail) $ in Millions, $ in Millions					1 Months Ended		12 Months Ended
	Dec. 29, 2016 USD ($)	Jun. 17, 2016 ARS ($)	Jan. 14, 2016 USD ($)	Mar. 26, 2013 USD ($)	Jun. 30, 2008 yd²	Dec. 31, 2005 USD ($)	Dec. 31, 2017 ARS ($) Companies	Dec. 31, 2017 USD ($) Companies	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 16, 2014 USD ($)	Feb. 10, 2014 USD ($)
Deconsolidation [Line Items]
Increase in investments in financial assets through a decrease in trade receivables and other receivables									$ 9,918
Total financial costs							$ 28,629		$ 24,944	$ 16,016
Settlement agreement amount paid in three installments													$ 190.0
New Jersey [Member]
Deconsolidation [Line Items]
Claim on recovery amount			$ 190.0
Top of range [member] | New Jersey [Member]
Deconsolidation [Line Items]
Settlement agreement amount to be paid													$ 400.0
Chapter 11 Plan of Liquidation [Member]
Deconsolidation [Line Items]
Settlement payment	$ 130.0
Description of settlement payment subject to debtors agreement							On December 29, 2016, the Debtors filed with the Bankruptcy Court a proposed Chapter 11 Plan of Liquidation (the “Plan”) and Disclosure Statement. The Plan was structured around the US$ 130 million Settlement Payment under the Agreement. The Plan (as filed) provided that if the Agreement was approved, portions of the US$ 130 million Settlement Payment would be deposited into (i) a liquidating trust for distribution to creditors and (ii) an Environmental Response Trust for use in remediation. Moreover, if the Agreement were approved, the Debtors’ Plan would likely be confirmed and the claims against the YPF Entities, including the alter-ego claims, would be settled and released in exchange for the US$ 130 million Settlement Payment.	On December 29, 2016, the Debtors filed with the Bankruptcy Court a proposed Chapter 11 Plan of Liquidation (the “Plan”) and Disclosure Statement. The Plan was structured around the US$ 130 million Settlement Payment under the Agreement. The Plan (as filed) provided that if the Agreement was approved, portions of the US$ 130 million Settlement Payment would be deposited into (i) a liquidating trust for distribution to creditors and (ii) an Environmental Response Trust for use in remediation. Moreover, if the Agreement were approved, the Debtors’ Plan would likely be confirmed and the claims against the YPF Entities, including the alter-ego claims, would be settled and released in exchange for the US$ 130 million Settlement Payment.
Maxus Entities [Member]
Deconsolidation [Line Items]
Total financial costs										$ 287
Remediation alternatives							The FFS 2014 contains four remediation alternatives analyzed by the EPA, as well as the estimate of the cost of each alternative, which consist of: (i) no action; (ii) deep dredging with 9.7 million cubic yards of filling material; (iii) filling and dredging of 4.3 million cubic yards and the placement of a a physical barrier mainly built of sand and stone (tapa de ingeniería); and (iv) focused dredging with 1 million cubic yard of filling material.	The FFS 2014 contains four remediation alternatives analyzed by the EPA, as well as the estimate of the cost of each alternative, which consist of: (i) no action; (ii) deep dredging with 9.7 million cubic yards of filling material; (iii) filling and dredging of 4.3 million cubic yards and the placement of a a physical barrier mainly built of sand and stone (tapa de ingeniería); and (iv) focused dredging with 1 million cubic yard of filling material.
Estimate on administrative environmental issues for record of decision								$ 1,382.0
Net present value							7.00%	7.00%
Environmental remediation for record of decision							The ROD requires the removal of 3.5 million cubic yards of sediment from the lower 8.3 miles of the Passaic River by bank-to-bank dredging, to a depth of approximately 5 to 30 feet in the federal navigation channel from mile 0 to mile 1.7, and approximately 2.5 feet in the remaining areas of the lower 8.3 miles of the Passaic River. A two-foot thick cap will be installed over the dredged areas. Contaminated segments will be transported to disposal sites outside the state. The EPA estimates the whole project will take approximately 11 years, including one year for negotiations among potentially responsible parties, three to four years for project design and six years for its implementation.	The ROD requires the removal of 3.5 million cubic yards of sediment from the lower 8.3 miles of the Passaic River by bank-to-bank dredging, to a depth of approximately 5 to 30 feet in the federal navigation channel from mile 0 to mile 1.7, and approximately 2.5 feet in the remaining areas of the lower 8.3 miles of the Passaic River. A two-foot thick cap will be installed over the dredged areas. Contaminated segments will be transported to disposal sites outside the state. The EPA estimates the whole project will take approximately 11 years, including one year for negotiations among potentially responsible parties, three to four years for project design and six years for its implementation.
Other operating results, net		$ 1,528
Maxus Entities [Member] | Escrow account [Member]
Deconsolidation [Line Items]
Deposit made in an escrow account														$ 65.0
Maxus Entities [Member] | New Jersey Department of Environmental Protection and Energy [Member] | Passaic River, New Jersey [Member]
Deconsolidation [Line Items]
Natural resource damages							200 years	200 years
Estimate development cost						$ 2.0
Maxus Entities [Member] | United State Environmental Protection Agency [Member]
Deconsolidation [Line Items]
Removal of cubic yards of sediment | yd²					200,000
Removal phases					2
Maxus Entities [Member] | United State Environmental Protection Agency [Member] | Passaic River, New Jersey [Member]
Deconsolidation [Line Items]
Administrative arrangement | Companies							70	70
Total financial costs											$ 5.0
Cost to implement										2 years	2 years
Maxus Entities [Member] | First phase [Member] | United State Environmental Protection Agency [Member]
Deconsolidation [Line Items]
Removal phases commenced					2011-07
Removal phases completed					2013-01
Repsol Butano SA [member] | New Jersey [Member]
Deconsolidation [Line Items]
Amount claimed for the damages caused on chemical												$ 65.0
YPF Holdings [Member] | Maxus Entities [Member]
Deconsolidation [Line Items]
Cash payment at the time of approval of the Agreement				$ 65.0
YPF Holdings [Member] | Maxus Entities [Member] | Top of range [member]
Deconsolidation [Line Items]
Litigation liability				$ 400.0
YPF Holdings [Member] | Maxus Entities [Member] | Debtor-in-possession loan [Member]
Deconsolidation [Line Items]
Settlement payment								$ 130.0
Increase in investments in financial assets through a decrease in trade receivables and other receivables								12.2
YPF Holdings [Member] | Maxus Entities [Member] | Debtor-in-possession loan [Member] | Top of range [member]
Deconsolidation [Line Items]
Loan to finance the debtors' activities								$ 63.1